Provision for Asset Retirement Obligation - Fuel Tanks	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provision for Asset Retirement Obligation - Fuel Tanks
20.	Provision for Asset Retirement Obligation – Fuel Tanks

The provision corresponds to the legal obligation to remove the subsidiary IPP’s underground fuel tanks located at Ipiranga-branded service stations after a certain use period (see Note 2.n).

Changes in the provision for asset retirement obligation are as follows:

Balance as of December 31, 2015	74,716
Additions (new tanks)	483
Expense with tanks removed	(2,785)
Accretion expense	5,150

Balance as of December 31, 2016	77,564
Additions (new tanks)	537
Expense with tanks removed	(15,432)
Accretion expense	2,105

Balance as of December 31, 2017	64,774
Additions (new tanks)	264
Expense with tanks removed	(12,752)
Accretion expense	2,381

Balance as of December 31, 2018	54,667

Current	4,382
Non-current	50,285